OTHER NONCURRENT ASSETS - Components of other noncurrent assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER NONCURRENT ASSETS
Other investments	$ 7,137	$ 3,000
Right-of-use asset	4,816	1,810	$ 2,289
Long-term deposits	135	69
Other	122
Total other noncurrent assets	$ 12,210	$ 4,879	$ 2,289